UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2003
                                               ---------------------------------

Check here if Amendment [ ];      Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     JLB & Associates, Inc.
          ----------------------------------------------------------------------
Address:  44670 Ann Arbor Road, Suite 190
          ----------------------------------------------------------------------
          Plymouth, Michigan  48170
          ----------------------------------------------------------------------

          ----------------------------------------------------------------------

Form 13F File Number: 28-
                         --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     James E. Bashaw
          ----------------------------------------------------------------------
Title:    Vice President
          ----------------------------------------------------------------------
Phone:    (734) 454-9191
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ James E. Bashaw                 Plymouth, Michigan                04/07/2003
----------------------------------  -------------------------------   ----------
           [Signature]                       [City, State]              [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[ ] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                                Name

28-
   ----------------------      -------------------------------------------------
   [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0
                                        -------------------

Form 13F Information Table Entry Total:   85
                                        -------------------

Form 13F Information Table Value Total: $ 260,625
                                        -------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other that the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                          Form 13F INFORMATIONAL TABLE

       ITEM 1:            ITEM 2:     ITEM 3:     ITEM 4:    ITEM 5:           ITEM 6:        ITEM 7:          ITEM 8:
--------------------  -------------- ---------  ----------  ----------  -------------------- -------- -----------------------
   NAME OF ISSUER     TITLE OF CLASS  CUSIP        FAIR     SHARES OR       INVESTMENT       MANAGERS     VOTING AUTHORITY
                                      NUMBER      MARKET    PRINCIPAL       DISCRETION                ------- ------- -------
                                                   VALUE      AMOUNT    ------ ------ ------            (A)     (B)     (C)
                                                                         (A)    (B)    (C)             SOLE    SHARED   NONE
                                                                                      SHARED
                                                                         SOLE  SHARED OTHER
--------------------  -------------- ---------  ----------  ----------  ------ ------ ------ -------- ------- ------- -------
ABBOTT LABORATORIES        COM       002824100       7,050    187,445      X                                          187,445
ABERCROMBIE & FITCH        COM       002896207       4,525    150,685      X                                          150,685
ALLIANT TECHSYSTEMS        COM       018804104       7,236    133,969      X                                          133,969
AMBAC                      COM       023139108       2,060     40,775      X                                           40,775
AMERICAN EXPRESS           COM       025816109       4,022    121,039      X                                          121,039
AMETEK                     COM       031100100       5,074    153,700      X                                          153,700
AMGEN                      COM       031162100       5,489     95,375      X                                           95,375
ANHEUSER BUSCH             COM       035229103       5,729    122,905      X                                          122,905
APPLIED MATERIALS          COM       038222105         720     57,198      X                                           57,198
AVON PRODUCTS              COM       054303102       6,269    109,879      X                                          109,879
BANK OF AMERICA            COM       06605F102       1,530     22,884      X                                           22,884
BARR LABORATORIES INC      COM       068306109       4,497     78,892      X                                           78,892
BECTON DICKINSON           COM       075887109       1,398     40,600      X                                           40,600
BED BATH & BEYOND          COM       075896100       2,581     74,715      X                                           74,715
C S G SYSTEMS INTL         COM       126349109       1,966    226,750      X                                          226,750
CATALINA MARKETING         COM       148867104       5,655    294,071      X                                          294,071
CATERPILLAR                COM       149123101         567     11,531      X                                           11,531
CERTEGY INC                COM       156880106         776     30,775      X                                           30,775
CHRISTOPHER & BANKS        COM       171046105         392     22,155      X                                           22,155
CISCO SYSTEMS              COM       17275R102       2,464    189,799      X                                          189,799
CITIGROUP                  COM       172967101         589     17,088      X                                           17,088
CLARCOR INC                COM       179895107       1,008     27,850      X                                           27,850
COCA COLA                  COM       191216100       5,013    123,844      X                                          123,844
COLGATE PALMOLIVE          COM       194162103       1,508     27,692      X                                           27,692
DELL COMPUTER              COM       247025109      10,549    386,257      X                                          386,257
DIONEX                     COM       254546104         248      7,500      X                                            7,500
DOLLAR TREE STORES         COM       256747106       2,732    137,311      X                                          137,311
DOVER                      COM       260003108         682     28,150      X                                           28,150
EATON                      COM       278058102       3,527     50,425      X                                           50,425
ECOLAB                     COM       278865100         323      6,550      X                                            6,550
EQUIFAX                    COM       294429105       3,084    154,275      X                                          154,275
ETHAN ALLEN INTERIORS      COM       297602104         265      9,000      X                                            9,000
EXPEDITORS INT'L           COM       302130109       3,084     85,790      X                                           85,790
FANNIE MAE                 COM       313586109       5,585     85,459      X                                           85,459
FORD                       COM       345370100       1,367    181,829      X                                          181,829
FREDDIE MAC                COM       313400301       5,795    109,140      X                                          109,140
GALLAGHER, (ARTHUR, J.)    COM       363576109       4,533    184,625      X                                          184,625
GANNETT                    COM       364730101       3,761     53,395      X                                           53,395
GENERAL DYNAMICS           COM       369550108       2,484     45,100      X                                           45,100
GENERAL MOTORS             COM       370442105       3,866    115,000      X                                          115,000
GRACO INC                  COM       384109104       6,386    227,261      X                                          227,261
GUIDANT CORP               COM       401698105       4,729    130,625      X                                          130,625
HARLEY DAVIDSON INC        COM       412822108         448     11,275      X                                           11,275
I B M                      COM       459200101       5,836     74,407      X                                           74,407
I M S HEALTH               COM       449934108       3,501    224,258      X                                          224,258
INTEL                      COM       458140100       3,381    207,684      X                                          207,684
JOHNSON CONTROLS           COM       478366107         813     11,225      X                                           11,225
JOHNSON & JOHNSON          COM       478160104       2,692     46,514      X                                           46,514
KB HOME                    COM       48666K109         301      6,625      X                                            6,625
KEMET CORPORATION          COM       488360108         271     34,750      X                                           34,750
KIMBERLY-CLARK             COM       494368103       6,124    134,721      X                                          134,721
KING PHARMACEUTICALS INC   COM       495582108         427     35,829      X                                           35,829
LEXMARK INTL GROUP         COM       529771107       2,391     35,715      X                                           35,715
LILLY ELI & CO             COM       532457108       1,274     22,287      X                                           22,287
M B N A                    COM       55262L100       6,969    463,073      X                                          463,073
M G I C                    COM       552848103       4,638    118,100      X                                          118,100
MAYTAG                     COM       578592107       1,244     65,350      X                                           65,350
MC CORMICK                 COM       579780206       3,116    129,075      X                                          129,075
MCGRAW-HILL                COM       580645109       3,202     57,600      X                                           57,600
MERCK                      COM       589331107       5,210     95,102      X                                           95,102
METTLER TOLEDO INTL        COM       592688105       4,983    167,275      X                                          167,275
MICROSOFT                  COM       594918104         324     13,400      X                                           13,400
MONTEREY PASTA             COM       612570101          30     10,000      X                                           10,000
NATIONAL CITY CORP         COM       635405103       3,602    129,350      X                                          129,350
ORACLE                     COM       68389X105       8,046    741,649      X                                          741,649
P P G                      COM       693506107       1,517     33,650      X                                           33,650
PATTERSON DENTAL           COM       703412106       6,184    134,646      X                                          134,646
PEPSICO                    COM       713448108         471     11,768      X                                           11,768
PFIZER                     COM       717081103       3,905    125,311      X                                          125,311
PITNEY BOWES               COM       724479100       3,190     99,949      X                                           99,949
PLANTRONICS                COM       727493108       4,460    305,253      X                                          305,253
PROCTER & GAMBLE           COM       742718109       2,711     30,442      X                                           30,442
PROVIDIAN FINANCIAL        COM       74406A102         627     95,550      X                                           95,550
RAYMOND JAMES FINL         COM       754730109       2,985    115,372      X                                          115,372
ROSS STORES                COM       778296103       1,880     52,000      X                                           52,000
S B C COMMUNICATIONS       COM       78387G103         211     10,514      X                                           10,514
S E I C INVESTMENTS        COM       784117103       1,233     47,050      X                                           47,050
SAFEWAY                    COM       786514208       4,196    221,683      X                                          221,683
SCHERING-PLOUGH            COM       806605101       3,599    201,827      X                                          201,827
SKECHERS USA               COM       830566105       1,148    176,900      X                                          176,900
SUPERIOR INDUSTRIES        COM       868168105       3,719    102,090      X                                          102,090
UNITED TECHNOLOGIES        COM       913017109       3,148     54,488      X                                           54,488
VERIZON COMMUNICATIONS     COM       92343V104       1,635     46,244      X                                           46,244
WAL-MART                   COM       931142103         257      4,947      X                                            4,947
WATERS                     COM       941848103       3,613    170,744      X                                          170,744